MEGAN J. CLAUCHERTY ATTORNEY AT LAW mclaucherty@vedderprice.com

                                                                                                                                                           April 11, 2013

Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549

Re:	William Blair Funds (the “Registrant”) File Nos. 33-17463 and 811-5344

To the Commission:

Pursuant to Rule 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, on behalf of the Registrant, we hereby certify that (1) the form of Prospectus dated April 10, 2013 and Statement of Additional Information dated April 10, 2013 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497 does not differ from that contained in the most recent registration statement or amendment and (2) the text of the most recent registration statement or amendment has been filed electronically.

Very truly yours, /s/Megan J. Claucherty Megan J. Claucherty